Prepayment for acquisition	12 Months Ended
Dec. 31, 2024
Prepayment for acquisition
Prepayment for acquisition

Note 7 — Prepayment for acquisition

Prepayment for acquisition consisted of the following:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
Prepayment for acquisition	—	32,000,000	4,383,982

On December 24, 2024, the Company entered into an equity transfer agreement (the “Kunyuan Agreement”) with Chengdu Meirusi Technology Co., Ltd. (“Meirusi”), which is a PRC limited liability company holding 75% of the equity interests in Sichuan Kunyuan Safety Technology Services Co., Ltd. (“Kunyuan”). Pursuant to the Kunyuan Agreement, the Company agreed to acquire 75% of the equity interests in Kunyuan from Meirusi. In consideration for the acquisition, the Company agreed to pay RMB9,000,000 to Meirusi, subject to the satisfaction by Meirusi and Kunyuan of their obligations under the Kunyuan Agreement. The Kunyuan Agreement contains customary covenants, closing conditions, and other obligations and rights of the parties. The Kunyuan Agreement had been approved by directors on December 23, 2024 and the Company announced and filed Form 6-K on December 27, 2024. On December 30, 2024, the Company paid the acquisition consideration and recognized the prepayment for acquisition on the consolidated balance sheets.

On December 24, 2024, the Company entered into an equity transfer agreement (the “Jiazhi Agreement”) with Meirusi, the sole shareholder of Sichuan Jiazhi Taizhang Safety Technology Co., Ltd. (“Jiazhi”). Pursuant to the Jiazhi Agreement, the Company agreed to acquire 100% of the equity interests in Jiazhi from Meirusi. In consideration for the acquisition, the Company agreed to pay RMB23,000,000 to Meirusi, subject to the satisfaction by Meirusi and Jiazhi of their obligations under the Jiazhi Agreement. The Jiazhi Agreement contains customary covenants, closing conditions, and other obligations and rights of the parties. The Jiazhi Agreement had been approved by directors on December 23, 2024 and the Company announced and filed Form 6-K on December 27, 2024. On December 30, 2024, the Company paid the acquisition consideration and recognized the prepayment for acquisition on the consolidated balance sheets.